INCOME AND EXPENSES ITEMS - Summary of Other Operating Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Impairment of property, plant, and equipment	$ 0	$ 0	$ 7
Other operating expenses – others	0	3	0
Total other operating expenses	$ 0	$ 3	$ 7